INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
	December 31,	December 31,
	2024	2023

Raw materials	$454	$36
Smart cart parts	342	214
Inventories	$796	$250